Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 1,270,216		¥ 1,365,961
Accumulated amortization and impairment	(1,053,131)		(1,076,100)
Net carrying value	217,085	$ 31,043	289,861
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	505,404		545,324
Accumulated amortization and impairment	(371,718)		(352,689)
Net carrying value	133,686	19,117	192,635
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	256,477		305,980
Accumulated amortization and impairment	(256,477)		(305,980)
Net carrying value	0	0	0
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,262		165,262
Accumulated amortization and impairment	(131,781)		(127,580)
Net carrying value	33,481	4,788	37,682
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	185,558		185,558
Accumulated amortization and impairment	(145,158)		(138,134)
Net carrying value	40,400	5,777	47,424
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,000		101,000
Accumulated amortization and impairment	(101,000)		(101,000)
Net carrying value	0	0	0
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	56,515		62,837
Accumulated amortization and impairment	(46,997)		(50,717)
Net carrying value	¥ 9,518	$ 1,361	¥ 12,120